Schedule of employee benefits expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Expenses
Salaries and wages	$ (4,225,383)
Statutory contributions	(397,434)
Payroll taxes and duties	(887,011)
Other employee benefits	(3,011,555)
Employee benefits expense	$ (8,521,383)